LONG-TERM LOANS (Details) - USD ($) $ in Thousands		Jun. 30, 2018	Jun. 30, 2017
Debt Instrument [Line Items]
Loans Payable to Bank		$ 21,059	$ 21,001
Less: current portion		(350)	(420)
Long-term bank loans		20,709	20,581
MYR-denominated loan [Member]
Debt Instrument [Line Items]
Loans Payable to Bank	[1]	1,016	782
SGD-denominated loan [Member]
Debt Instrument [Line Items]
Loans Payable to Bank	[2]	177	187
Convertible Bond [Member]
Debt Instrument [Line Items]
Loans Payable to Bank	[3]	$ 19,866	$ 20,032

[1]	The MYR denominated loans are repayable in 3 to 75 installments with the last installment due in December 2041. For the year ended June 30, 2018, the effective interest rates ranged from 2.19% to 5.68% per annum. The borrowings are secured by the mortgages of buildings, vehicles in Malaysia, with an aggregate carrying value of $1,396 and $2,666 as of June 30, 2017 and 2018, respectively.
[2]	The SGD denominated loans are repayable in 10 to 31 installments with the last installment due on March 15, 2024. For the year ended June 30, 2018, the effective interest rates ranged from 2.68% to 5.44% per annum. The borrowing is secured by vehicles with a total carrying value of $307 and $204 as of June 30, 2017 and 2018, respectively.
[3]	On May 30, 2014, the Company entered into a Convertible Bond agreement with International Finance Corporation ("IFC"), under which the Company borrowed $20,000 from IFC (the “Convertible Bond”) with an interest rate of 2.1% per annum and commitment fee of 0.5% per annum paid in arrears semi-annually. The Convertible Bond has a five year term and was drawn down on August 30, 2014 and is repayable in full on August 29, 2019. The loan may not be prepaid before it is due.